Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 174	$ 127
Accounts receivable	454	498
Due from affiliated companies	16	62
Income and other taxes receivable	8	5
Prepaid and other assets	42	35
Current portion of derivative assets	13	16
Total	707	743
Non-current assets
Property, plant and equipment, net	456	517
Intangible assets, net	1,379	1,546
Goodwill	1,926	1,963
Derivative assets	15	0
Deferred income taxes	12	29
Other long-term assets	26	25
Total	3,814	4,080
Total assets	4,521	4,823
Current liabilities
Accounts payable and accrued liabilities	321	290
Due to affiliated companies	231	178
Income and other taxes payable	68	57
Current portion of provisions	7	2
Current maturities of long-term debt	116	122
Current portion of derivative liabilities	2	0
Total	745	649
Non-current liabilities
Provisions	139	191
Long-term debt	1,409	1,628
Derivative liabilities	0	12
Deferred income taxes	256	290
Other long-term liabilities	27	16
Total	1,831	2,137
Total liabilities	2,576	2,786
Owners’ equity	1,945	2,037
Total liabilities and owners’ equity	4,521	4,823
Contingent liabilities